Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Revenue [Abstract]
Summary of deferred revenue
Nissan	$781,521
NYSERDA	72,288
Other	36,677
890,486
Less: non current portion	(678,392)
Current portion	$212,094